Capital Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 350,598	$ 50,992	¥ 433,576
Less: accumulated depreciation	(111,526)	(16,221)	(158,694)
Impairment on equipment	(124,410)	(18,095)	(145,398)
Net Value	¥ 114,662	$ 16,676	¥ 129,484